Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
5.     Discontinued Operations:

In August 2010, the Company sold its operating retail shopping center in Long Island, New York for cash consideration of $17,064,000 and recorded a pre-tax and after tax gain on sale of discontinued operations of $4,526,000.  The Company has not classified this business' historical results of operations or its assets and liabilities as discontinued operations because such amounts were not significant.

In September 2010, the Company sold ResortQuest for net cash consideration of $52,371,000 and recorded a pre-tax and after tax gain on sale of discontinued operations of $35,367,000.  As a result, the Company's property management and services segment has been classified as a discontinued operation.

In October 2010, the Company sold STi Prepaid for aggregate consideration of $20,000,000, which was scheduled to be paid over a 26 month period, and classified the telecommunications segment as a discontinued operation.  The Company reported a pre-tax and after tax gain of $21,104,000 in 2010 on sale of discontinued operations equal to the Company's negative net investment in STi Prepaid ($19,255,000) and cash payments received from the buyer.  During 2011, additional final payments were received from the buyer and the Company recognized a gain from discontinued operations of $9,669,000.

In 2010, the Company classified its power production business that burns waste biomass to produce electricity as a held for sale discontinued operation and recorded a charge of $25,321,000 to reduce the carrying amount of the business to its fair value.  The power production business was previously classified in the other operations segment, and the impairment charge reduced the carrying amount of property, equipment and leasehold improvements, net and intangible assets to zero.

When the power production facility was originally acquired for $4,567,000 it was not operating and the original intent was to invest additional funds to rehabilitate the facility and bring it up to nameplate capacity.  Despite rehabilitation funding in excess of amounts originally planned, ongoing equipment problems resulted in a failure to bring the facility up to capacity and higher operating costs.  The cost of the waste biomass required to produce electricity also increased, and the business would have required additional funding to continue operating during 2011.  As a result, in 2010 the Company decided to sell the business rather than continue to fund operating losses in the hope that production improvements and/or waste material price decreases would make the facility profitable.

In the third quarter of 2012, the Company entered into an agreement to sell Keen for aggregate consideration of $137,500,000; the sale closed in October 2012.  As a result, the Company's oil and gas drilling services segment has been classified as a discontinued operation.  Pre-tax income from discontinued operations for 2009 reflects a gain of $49,345,000 resulting from a bargain purchase.

A summary of the results of discontinued operations for ResortQuest, STi Prepaid, Keen and the power production business is as follows for the three years ended December 31, 2011 (in thousands):

	2011	2010	2009

Revenues and other income:
Telecommunications	$–	$276,253	$426,027
Oil and gas drilling services	133,782	116,542	11,102
Property management and service fees	–	87,039	112,796
Investment and other income	3,316	10,545	54,328
	137,098	490,379	604,253
Expenses:
Cost of sales - telecommunications	–	235,943	363,885
Direct operating expenses:
Oil and gas drilling services	100,639	93,281	8,830
Property management and services	–	62,595	92,421
Interest	141	1,249	237
Salaries and incentive compensation	5,445	15,364	17,153
Depreciation and amortization	21,051	32,531	11,541
Selling, general and other expenses	10,011	84,841	73,267
	137,287	525,804	567,334
Income (loss) from discontinued
operations before income taxes	(189)	(35,425)	36,919
Income tax benefit	(1,072)	(2,350)	(57)
Income (loss) from discontinued
operations after income taxes	$883	$(33,075)	$36,976

During 2011, 2010 and 2009, the Company received and recognized as income from discontinued operations distributions totaling $4,690,000, $11,640,000 and $11,253,000, respectively, from its subsidiary, Empire Insurance Company ("Empire"), which has been undergoing a voluntary liquidation since 2001.  The Company had classified Empire as a discontinued operation in 2001 and fully wrote-off its remaining book value based on its expected future cash flows at that time.  Although Empire no longer writes any insurance business, its orderly liquidation over the years has resulted in reductions to its estimated claim reserves that enabled Empire to pay the distributions, with the approval of the New York Insurance Department.  For income tax purposes, the payments are treated as non-taxable distributions paid by a subsidiary.  Since future distributions from Empire, if any, are subject to New York insurance law or the approval of the New York Insurance Department, income will only be recognized when received.

During 2009, the Company received 636,300 of its common shares in connection with the resolution of a lawsuit related to its former subsidiary, WilTel Communications Group, Inc. ("WilTel"), and recorded income from discontinued operations of $15,222,000 based on the market value of the common shares.  These shares were originally issued in connection with the acquisition of WilTel in 2003, and had been held in a fund for certain claims made against WilTel prior to the Company's ownership.  The resolution of the lawsuit found that the claimants were not entitled to the shares and they were returned to the Company.